LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
LONG-TERM LOANS
2023	$ 15,210
2024	159
2025	107
2026	62
2027 onwards	106
Loans Payable to Bank	$ 15,644